Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Future minimum payments for all non-cancelable operating leases	Future minimum payments for all non-cancelable operating leases are as follows:

2013	$19,984
2014	15,615
2015	13,464
2016	7,649
2017	4,753
Thereafter	6,878